Fair Value Measurements - Changes in Fair Value of Loans Held for Sale (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) [1]
Fair Value Option Quantitative Disclosures [Line Items]
Mortgage Banking Income	$ (224)
Mortgage Servicing Rights
Fair Value Option Quantitative Disclosures [Line Items]
Mortgage Banking Income	$ (224)

[1]	Included in “Non-interest income.